Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Administrator Class

Supplement dated February 20, 2007, to the Prospectus dated February 1, 2007.

This Supplement contains important information about the Funds referenced above.

INTERNATIONAL VALUE FUND

Effective immediately, the "Example of Expenses" section on page 19 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 127
3 Years	$ 473
5 Years	$ 842
10 Years	$1,881

1

Under the Description of Principal Investment Risks beginning on page 20 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under "Non-U.S. Securities Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

103406 02-07	IEAM027/P303SP 02-07

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Institutional Class

Supplement dated February 20, 2007, to the Prospectus dated February 1, 2007.

This Supplement contains important information about the Funds referenced above.

INTERNATIONAL EQUITY FUND

Effective immediately, the "Example of Expenses" section on page 7 of the Prospectus for the International Equity Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 107
3 Years	$ 385
5 Years	$ 685
10 Years	$ 1,535

1

INTERNATIONAL VALUE FUND

Effective immediately, the "Example of Expenses" section on page 11 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 107
3 Years	$ 375
5 Years	$ 663
10 Years	$ 1,483

Under the Description of Principal Investment Risks beginning on page 16 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under "Non-U.S. Securities Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

103218 02-07                                                                                                                                              IEIT027/P304SP 02-07

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Investor Class

Supplement dated February 20, 2007, to the Prospectus dated February 1, 2007.

This Supplement contains important information about the Funds referenced above.

ASIA PACIFIC FUND

Effective immediately, the "Example of Expenses" section on page 7 of the Prospectus for the Asia Pacific Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 169
3 Years	$ 588
5 Years	$ 1,034
10 Years	$ 2,271

1

OVERSEAS FUND

Effective immediately, the "Example of Expenses" section on page 11 of the Prospectus for the Overseas Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 149
3 Years	$ 556
5 Years	$ 990
10 Years	$ 2,196

Under the Description of Principal Investment Risks beginning on page 12 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under "Non-U.S. Securities Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

103266 02-07	IEIV027/P306SP 02-07

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class A, Class B, Class C

Supplement dated February 20, 2007, to the Prospectus dated February 1, 2007.

This Supplement contains important information about the Funds referenced above.

INTERNATIONAL VALUE FUND

Effective immediately, the "Example of Expenses" section on page 23 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$ 719	$ 728	$ 328
3 Years	$1,903	$1,908	$1,504
5 Years	$3,061	$3,138	$2,747
10 Years	$5,841	$5,883	$5,718
If you do not sell your shares at the end of the period:
1 Year	$ 719	$ 228	$ 228
3 Years	$1,903	$1,608	$1,504
5 Years	$3,061	$2,938	$2,747
10 Years	$5,841	$5,883	$5,718

1

Under the Description of Principal Investment Risks beginning on page 24 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under "Non-U.S. Securities Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

103405 02-07	IER027/P301SP 02-07

2